Subsequent Events - Schedule of Debentures Issued (Details) - BRL (R$)		12 Months Ended
	Mar. 15, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Debenture		R$ 2,000,000,000
Debenture rate		2.05%
Maturity term		3 years
First Series | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Debentures shares	400,000
Debenture	R$ 400,000,000
Debenture rate	0.80%
Maturity term	5 years
Second Series | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Debentures shares	1,600,000
Debenture	R$ 1,600,000,000
Debenture rate	6.1469%
Maturity term	10 years